Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Data center machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years